Long-term Investments - Equity method investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating data:
Net income (loss) before accretion to redeemable non-controlling interests	$ 357,495	$ 97,809	$ 411,877
Net income attributable to Weibo's shareholders	342,598	85,555	428,319
Balance sheet data:
Current assets	4,512,716	4,552,258
Current liabilities	1,797,345	1,219,938
Long-term Liabilities	1,965,397	2,518,976
Non-controlling interests	50,153	14,495
Equity Method Investment
Operating data:
Revenue	850,102	158,110	225,356
Gross profit	298,736	129,393	206,457
Income (loss) from operations	12,153	(195,636)	243,516
Net income (loss) before accretion to redeemable non-controlling interests	8,188	(200,042)	247,808
Net income attributable to Weibo's shareholders	9,856	(200,042)	$ 247,808
Balance sheet data:
Current assets	1,803,408	904,956
Non-current assets	2,568,567	2,417,452
Current liabilities	1,199,969	683,626
Long-term Liabilities	16,879	$ 119
Non-controlling interests	$ (4,849)